UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-790

Fidelity Trend Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Trend Fund

September 30, 2016

TRE-QTLY-1116
1.808771.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.3%
Automobiles - 0.7%
Tesla Motors, Inc. (a)	52,600	$10,732
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group, Inc. sponsored ADR	60,000	2,782
Service Corp. International	150,000	3,981
		6,763
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc. (a)	1,850	783
Domino's Pizza, Inc.	84,400	12,816
Las Vegas Sands Corp.	123,100	7,083
McDonald's Corp.	26,600	3,069
Starbucks Corp.	146,670	7,941
		31,692
Household Durables - 1.0%
Newell Brands, Inc.	303,500	15,982
Internet & Direct Marketing Retail - 6.2%
Amazon.com, Inc. (a)	86,983	72,832
Ctrip.com International Ltd. ADR (a)	47,700	2,221
Netflix, Inc. (a)	90,280	8,897
Priceline Group, Inc. (a)	8,490	12,493
Wayfair LLC Class A (a)(b)	14,200	559
		97,002
Media - 2.9%
Charter Communications, Inc. Class A (a)	111,224	30,027
Comcast Corp. Class A	14,201	942
DISH Network Corp. Class A (a)	90,700	4,969
Lions Gate Entertainment Corp.	82,000	1,639
Naspers Ltd. Class N	16,700	2,890
Viacom, Inc. Class B (non-vtg.)	148,800	5,669
		46,136
Multiline Retail - 1.0%
Dollar General Corp.	113,000	7,909
Dollar Tree, Inc. (a)	108,400	8,556
		16,465
Specialty Retail - 2.9%
AutoZone, Inc. (a)	6,450	4,956
Home Depot, Inc.	197,419	25,404
L Brands, Inc.	50,200	3,553
Restoration Hardware Holdings, Inc. (a)	51,100	1,767
Tiffany & Co., Inc.	12,000	872
TJX Companies, Inc.	81,300	6,080
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	10,700	2,546
		45,178
Textiles, Apparel & Luxury Goods - 2.2%
adidas AG	95,300	16,575
Coach, Inc.	260,300	9,517
Michael Kors Holdings Ltd. (a)	15,400	721
NIKE, Inc. Class B	72,672	3,826
PVH Corp.	26,100	2,884
VF Corp.	12,432	697
		34,220

TOTAL CONSUMER DISCRETIONARY		304,170

CONSUMER STAPLES - 7.0%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	38,500	5,063
Molson Coors Brewing Co. Class B	112,100	12,309
Monster Beverage Corp. (a)	74,202	10,894
The Coca-Cola Co.	214,748	9,088
		37,354
Food & Staples Retailing - 0.3%
CVS Health Corp.	11,600	1,032
Walgreens Boots Alliance, Inc.	57,500	4,636
		5,668
Food Products - 2.9%
Mead Johnson Nutrition Co. Class A	171,700	13,566
The Hain Celestial Group, Inc. (a)	90,000	3,202
The Hershey Co.	118,000	11,281
The Kraft Heinz Co.	193,300	17,302
		45,351
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (b)	23,395	3,221
Personal Products - 0.7%
Coty, Inc.:
Class A (b)	118,100	2,775
Class A	40,800	947
Estee Lauder Companies, Inc. Class A	82,600	7,315
		11,037
Tobacco - 0.5%
Reynolds American, Inc.	168,300	7,935

TOTAL CONSUMER STAPLES		110,566

ENERGY - 4.1%
Energy Equipment & Services - 1.0%
Amec Foster Wheeler PLC	50,000	370
Baker Hughes, Inc.	79,400	4,007
Dril-Quip, Inc. (a)	28,398	1,583
National Oilwell Varco, Inc.	233,200	8,568
Oceaneering International, Inc.	39,600	1,089
		15,617
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	160,800	10,188
Apache Corp.	177,400	11,331
EOG Resources, Inc.	23,300	2,253
Pioneer Natural Resources Co.	5,000	928
Targa Resources Corp.	36,000	1,768
The Williams Companies, Inc.	634,600	19,501
Whiting Petroleum Corp. (a)	332,500	2,906
		48,875

TOTAL ENERGY		64,492

FINANCIALS - 3.6%
Banks - 0.9%
Bank of America Corp.	809,400	12,667
Regions Financial Corp.	86,484	854
		13,521
Capital Markets - 2.3%
Charles Schwab Corp.	264,500	8,350
MSCI, Inc. Class A	53,200	4,466
Northern Trust Corp.	322,200	21,906
S&P Global, Inc.	16,300	2,063
		36,785
Insurance - 0.4%
Chubb Ltd.	55,000	6,911

TOTAL FINANCIALS		57,217

HEALTH CARE - 16.2%
Biotechnology - 7.3%
Agios Pharmaceuticals, Inc. (a)	3,100	164
Alexion Pharmaceuticals, Inc. (a)	245,600	30,096
Amgen, Inc.	179,656	29,968
Biogen, Inc. (a)	32,845	10,281
BioMarin Pharmaceutical, Inc. (a)	75,300	6,967
Gilead Sciences, Inc.	31,890	2,523
Intercept Pharmaceuticals, Inc. (a)	22,200	3,654
Regeneron Pharmaceuticals, Inc. (a)	26,300	10,573
TESARO, Inc. (a)	49,500	4,962
Vertex Pharmaceuticals, Inc. (a)	178,800	15,593
		114,781
Health Care Equipment & Supplies - 3.0%
Danaher Corp.	40,400	3,167
Insulet Corp. (a)	66,200	2,710
Intuitive Surgical, Inc. (a)	15,550	11,271
Medtronic PLC	182,501	15,768
NxStage Medical, Inc. (a)	517,500	12,932
Zimmer Biomet Holdings, Inc.	14,900	1,937
		47,785
Health Care Providers & Services - 1.3%
Anthem, Inc.	15,700	1,967
Cigna Corp.	105,600	13,762
McKesson Corp.	5,300	884
UnitedHealth Group, Inc.	28,000	3,920
		20,533
Health Care Technology - 0.1%
athenahealth, Inc. (a)	5,900	744
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	263,700	12,418
Pharmaceuticals - 3.7%
Allergan PLC (a)	81,725	18,822
Alliance Pharma PLC	1,265,375	775
Bristol-Myers Squibb Co.	389,659	21,010
Catalent, Inc. (a)	31,000	801
Endo International PLC (a)	60,019	1,209
Jazz Pharmaceuticals PLC (a)	42,600	5,175
Sinclair Pharma PLC (a)(b)	2,727,126	999
Teva Pharmaceutical Industries Ltd. sponsored ADR	145,600	6,699
The Medicines Company (a)	26,252	991
Valeant Pharmaceuticals International, Inc. (Canada) (a)	90,000	2,209
		58,690

TOTAL HEALTH CARE		254,951

INDUSTRIALS - 9.8%
Aerospace & Defense - 1.8%
General Dynamics Corp.	24,500	3,801
Northrop Grumman Corp.	10,200	2,182
Raytheon Co.	127,400	17,343
United Technologies Corp.	54,400	5,527
		28,853
Air Freight & Logistics - 0.7%
FedEx Corp.	18,500	3,232
United Parcel Service, Inc. Class B	70,099	7,666
		10,898
Airlines - 0.2%
Southwest Airlines Co.	79,200	3,080
Building Products - 1.1%
A.O. Smith Corp.	158,204	15,629
Builders FirstSource, Inc. (a)	196,000	2,256
		17,885
Construction & Engineering - 0.1%
Fluor Corp.	37,500	1,925
Electrical Equipment - 0.2%
Acuity Brands, Inc.	6,100	1,614
Fortive Corp.	19,750	1,005
		2,619
Industrial Conglomerates - 0.0%
General Electric Co.	16,400	486
Machinery - 3.5%
Caterpillar, Inc.	142,800	12,676
Flowserve Corp.	181,100	8,736
Rational AG	4,155	2,082
Wabtec Corp.	116,700	9,529
Xylem, Inc.	417,500	21,898
		54,921
Road & Rail - 1.4%
Genesee & Wyoming, Inc. Class A (a)	22,200	1,531
J.B. Hunt Transport Services, Inc.	113,574	9,215
Norfolk Southern Corp.	85,800	8,328
Union Pacific Corp.	20,400	1,990
		21,064
Trading Companies & Distributors - 0.8%
Univar, Inc. (a)	583,500	12,749

TOTAL INDUSTRIALS		154,480

INFORMATION TECHNOLOGY - 32.2%
Communications Equipment - 0.2%
Palo Alto Networks, Inc. (a)	17,000	2,709
Internet Software & Services - 12.3%
2U, Inc. (a)(b)	218,844	8,380
Alibaba Group Holding Ltd. sponsored ADR (a)	193,900	20,513
Alphabet, Inc. Class A	111,085	89,319
eBay, Inc.(a)	369,100	12,143
Facebook, Inc. Class A (a)	419,265	53,779
LinkedIn Corp. Class A (a)	19,000	3,631
Shopify, Inc. Class A (a)	5,000	215
Twitter, Inc. (a)	50,000	1,153
VeriSign, Inc. (a)(b)	62,500	4,890
		194,023
IT Services - 5.1%
Accenture PLC Class A	111,000	13,561
Cognizant Technology Solutions Corp. Class A (a)	45,100	2,152
Global Payments, Inc.	93,000	7,139
Paysafe Group PLC (a)	678,118	3,921
Visa, Inc. Class A	643,064	53,181
		79,954
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Ltd.	133,900	23,100
Qualcomm, Inc.	109,600	7,508
Skyworks Solutions, Inc.	46,500	3,541
		34,149
Software - 5.6%
Adobe Systems, Inc. (a)	116,200	12,612
Electronic Arts, Inc. (a)	99,900	8,531
Micro Focus International PLC	75,465	2,150
Microsoft Corp.	581,300	33,483
RealPage, Inc. (a)	67,600	1,737
Salesforce.com, Inc. (a)	275,570	19,656
SAP AG sponsored ADR	42,800	3,912
ServiceNow, Inc. (a)	22,500	1,781
Tableau Software, Inc. (a)	21,800	1,205
Workday, Inc. Class A (a)	33,616	3,082
		88,149
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	955,175	107,984

TOTAL INFORMATION TECHNOLOGY		506,968

MATERIALS - 4.9%
Chemicals - 2.6%
CF Industries Holdings, Inc.	80,800	1,967
Monsanto Co.	103,900	10,619
The Dow Chemical Co.	83,600	4,333
The Scotts Miracle-Gro Co. Class A	18,900	1,574
W.R. Grace & Co.	205,240	15,147
Westlake Chemical Corp.	125,600	6,720
		40,360
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	12,300	2,203
Containers & Packaging - 1.7%
Ball Corp.	218,500	17,906
WestRock Co.	179,800	8,717
		26,623
Metals & Mining - 0.5%
Tahoe Resources, Inc.	571,200	7,323

TOTAL MATERIALS		76,509

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	105,600	11,968
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	214,900	10,040
TOTAL COMMON STOCKS
(Cost $1,204,712)		1,551,361

Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.2%
Internet & Direct Marketing Retail - 0.2%
The Honest Co., Inc. Series D (a)(c)	87,422	3,667
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.9%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	288,144	14,053
Software - 0.0%
Cloudflare, Inc. Series D 8.00% (a)(c)	56,846	374

TOTAL INFORMATION TECHNOLOGY		14,427

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $8,824)		18,094

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.43% (d)	528,806	529
Fidelity Securities Lending Cash Central Fund 0.46% (d)(e)	9,701,494	9,703
TOTAL MONEY MARKET FUNDS
(Cost $10,231)		10,232
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $1,223,767)		1,579,687
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,859)
NET ASSETS - 100%		$1,573,828

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,094,000 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$355
The Honest Co., Inc. Series D	8/3/15	$4,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,470

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$53
Fidelity Securities Lending Cash Central Fund	455
Total	$508

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$307,837	$284,705	$19,465	$3,667
Consumer Staples	110,566	105,503	5,063	--
Energy	64,492	64,492	--	--
Financials	57,217	57,217	--	--
Health Care	254,951	254,951	--	--
Industrials	154,480	154,480	--	--
Information Technology	521,395	506,968	--	14,427
Materials	76,509	76,509	--	--
Real Estate	11,968	11,968	--	--
Telecommunication Services	10,040	10,040	--	--
Money Market Funds	10,232	10,232	--	--
Total Investments in Securities:	$1,579,687	$1,537,065	$24,528	$18,094

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$18,453
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(359)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$18,094
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$(359)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/16 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$18,094	Market approach	Transaction price	$48.77	Increase
			Liquidity preference	$45.76	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	2.9 - 8.0 / 3.4	Increase
			Discount for lack of marketability	10.0% - 20.0% / 10.9%	Decrease
			Premium rate	8.0% - 11.3% / 11.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $1,231,194,000. Net unrealized appreciation aggregated $348,493,000, of which $380,622,000 related to appreciated investment securities and $32,129,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016